Note 22 - Called Up Share Capital - Share Capital (Details) (Parentheticals) - $ / shares	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Ordinary shares [member]
Statement Line Items [Line Items]
Number of Shares (in dollars per share)	$ 0.012	$ 0.012	$ 0.012